Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cypress Holdings Inc And Subsidiaries [Member]
Payables And Accruals [Line Items]
Accrued Expenses
12.	ACCRUED EXPENSES
Accrued expenses as of June 30, 2021 and December 31, 2020, consist of the following (in thousands):

	June 30, 2021	December 31, 2020
Compensation	$32,439	$37,696
Professional services	13,530	2,753
Royalties and licenses	2,602	2,301
Sales tax	2,503	2,294
Employee insurance benefits	2,130	1,979
Software license agreement	1,917	—
Other	3,272	5,964

Total	$58,393	$52,987

10.	ACCRUED EXPENSES
Accrued expenses as of December 31, 2020 and 2019, consist of the following (in thousands):

	2020	2019

Compensation	$37,696	$35,316
Professional services	2,753	2,288
Royalties and licenses	2,301	3,128
Sales tax	2,294	2,057
Employee insurance benefits	1,979	1,681
Other	5,964	8,662

Total	$52,987	$53,132